SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

21.         SEGMENT INFORMATION

The Company’s Chief Operating Decision Maker (the "CODM") is the CEO, who is responsible for decisions about allocating resources and assessing performance of the Company. An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s CODM.

During the years ended December 31, 2017, 2018 and 2019, the Company identified two reportable segments, namely Renren and Auto Group. The Auto Group segment mostly includes the sales of automobile as well as used car financing provided to used car dealerships while the Renren segment mostly includes the Company’s SaaS business. The Company’s SNS business and OPI have been reclassified as discontinued operations.

	Year ended December 31, 2017			Year ended December 31, 2018			Year ended December 31, 2019
		Auto			Auto			Auto
	Renren	Group	Total	Renren	Group	Total	Renren	Group	Total

Revenues	$21,931	152,693	174,624	19,122	479,076	498,198	15,086	334,697	349,783
Cost of revenues	(17,920)	(145,394)	(163,314)	(11,966)	(464,502)	(476,468)	(6,719)	(340,174)	(346,893)
Operating expenses	(58,543)	(30,456)	(88,999)	(66,847)	(68,285)	(135,132)	(65,771)	(127,957)	(193,728)
Operating loss	(54,532)	(23,157)	(77,689)	(59,691)	(53,711)	(113,402)	(57,404)	(133,434)	(190,838)
Net (loss) income from continuing operations	37,444	(28,695)	8,749	(69,285)	(89,532)	(158,817)	(38,416)	(69,068)	(107,484)
Net (loss) income from discontinued operations	(119,252)	—	(119,252)	223,298	—	223,298	—	—	—
Net (loss) income	(81,808)	(28,695)	(110,503)	154,013	(89,532)	64,481	(38,416)	(69,068)	(107,484)

The Company does not allocate assets to its current operating segments as management does not believe that allocating these assets is useful in evaluating these segments’ performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

The majority of the Company’s revenue for the years ended December 31, 2017, 2018 and 2019 was generated from the PRC.

As of December 31, 2017, 2018 and 2019, respectively, substantially all of long-lived assets of the Company were located in the PRC.